Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries and investee companies [Line Items]
Sales	$ 6,841	$ 7,536	$ 10,015
Operating Income	775	1,141	3,516
Depreciation and amortization	610	536	498
Net Income	464	687	2,219
Total Comprehensive income	248	806	2,130
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Sales	579	546	723
Operating Income	152	105	146
Depreciation and amortization	37	33	34
Operating income before depreciation and amortization	189	138	180
Net Income	114	85	116
Total Comprehensive income	$ 103	$ 71	$ 78